Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	June 31, 2021	December 31, 2020
	(in thousands)
	£	£
Cash and cash equivalents	73,421	87,356